Guarantees granted, commitments and contingent liabilities - additional information (Details)					1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 27, 2019 EUR (€) employee	Dec. 27, 2019 USD ($) employee	Jun. 28, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Mar. 31, 2019 employee	Dec. 31, 2015	Apr. 30, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€) numberOfEmployees vehicle	Dec. 31, 2020 USD ($) numberOfEmployees vehicle	Dec. 31, 2020 CAD ($) numberOfEmployees vehicle	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€) numberOfVehicles vehicle	Dec. 31, 2018 USD ($) numberOfVehicles vehicle	Dec. 31, 2020 USD ($)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities											€ 12,000,000			€ 8,000,000
Provision of guarantees or collateral by entity, related party transactions											1,000,000			3,000,000
Financing agreement, term (in years)									10 years
Deferred income											204,000,000			224,000,000
Amortization period								10 years
Ownership period limit for repurchase obligation (in years)						1 year
Repurchase obligation, term (in years)						10 years
Refunds provision											€ 121,000,000							$ 149,000,000
Labor agreement, total lump sum payment to employees														446,000,000	$ 499,000,000
Warranty and recall expense, number of units under analysis | vehicle											935,000	935,000	935,000
Warranty and recall expense, recall of airbag inflators																€ 114,000,000
Charge recognized for U.S. diesel emission matters										€ 200,000,000	€ 222,000,000					748,000,000
Charge for U.S. diesel emission matters, civil claims accrual																€ 350,000,000
Charge for U.S. diesel emission matters, average price per eligible vehicle | $																	$ 2,800
Charge for U.S. diesel emission matters, estimate number of eligible vehicles | vehicle																3,200	3,200
U.S. import duties, historic rate for Ram ProMaster City vehicles											2.50%	2.50%	2.50%
U.S. import duties, rate for Cargo Vans											25.00%	25.00%	25.00%
Labor agreement, lump sum payment to retirees | $													$ 3,625
Charge for U.S. diesel emission matters, eligible vehicles for which settlement has been reached | numberOfVehicles																100	100
Potential accrual for change in CAFE rate											€ 550,000,000
Tigershark emissions matter, number of vehicles impacted | vehicle											1,600,000	1,600,000	1,600,000
MOE emissions matter, number of vehicles impacted | vehicle																2,400	2,400
New Rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $												$ 14.00
Old rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $												$ 5.50
Product warranty and recall campaigns
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions											€ 200,000,000
Contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities											5,000,000			5,000,000
Provisions											5,000,000			3,000,000
SCUSA - May 2013
Disclosure of contingent liabilities [line items]
Deferred income								€ 109,000,000			29,000,000							$ 35,000,000	$ 150,000,000
SCUSA - June 2019
Disclosure of contingent liabilities [line items]
Other income			€ 53,000,000	$ 60,000,000
Regulatory emission credits
Disclosure of contingent liabilities [line items]
Contractual capital commitments											400,000,000
UAW Labor Agreement
Disclosure of contingent liabilities [line items]
Contractual capital commitments	€ 9,000,000,000
Labor agreement, number of new or secured jobs committed | employee	7,900	7,900
Labor agreement, number of eligible employees | employee	49,200	49,200
Labor agreement, term of agreement (in years)	4 years	4 years
Labor agreement, lump sum payment per traditional employee	€ 9,000
Labor agreement, lump sum payment per temporary employee	3,500
Labor agreement, total lump sum payment to employees	€ 446,000,000	$ 499,000,000
Italian Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, number of eligible employees | employee					66,000
Labor agreement, annual wage increase					2.00%
Labor agreement, term of agreement (in years)							4 years
Labor agreement, compensation expense											€ 93,000,000			€ 75,000,000		€ 72,000,000
Canada Labor Agreement
Disclosure of contingent liabilities [line items]
Labor agreement, number of eligible employees | numberOfEmployees											9,200	9,200	9,200
Labor agreement, lump sum payment per traditional employee | $													$ 7,250
Labor agreement, lump sum payment per temporary employee | $													500
Labor agreement, total lump sum payment to employees											€ 38,000,000		59,000,000
Labor agreement, lump sum payment to employees on indefinite layoff | $													$ 7,250